Financial Instruments and Risk Management - Schedule of Financial Liabilities (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Carrying amount [member]
Schedule of Financial Liabilities [Line Items]
Trade payables	RM 25,154,330	$ 5,971,354	RM 27,396,814	$ 6,121,509	RM 38,418,873
Other payables and accrued liabilities	12,810,351	3,041,033	31,816,499	7,109,038	1,266,140
Bank and other borrowings	55,316,394	13,131,488	35,039,857	7,829,261	24,709,116
Lease liabilities	611,522	145,169	747,819	167,092	215,647
Amount due to related parties	3,114,186	739,273	2,168,066	484,430	2,759,913
Financial liabilities	97,006,783	23,028,317	97,169,055	21,711,330	67,369,689
Contractual Cash Flows [Member]
Schedule of Financial Liabilities [Line Items]
Trade payables	25,154,330	5,971,354	27,396,814	6,121,509	38,418,873
Other payables and accrued liabilities	12,810,351	3,041,033	31,816,499	7,109,038	1,266,140
Bank and other borrowings	61,508,674	14,601,465	35,668,434	7,969,709	25,014,970
Lease liabilities	650,000	154,303	806,000	180,091	215,647
Amount due to related parties	3,260,994	774,123	2,292,276	512,183	2,962,824
Financial liabilities	103,384,349	24,542,278	97,980,023	21,892,530	67,878,454
Within 1 year [Member]
Schedule of Financial Liabilities [Line Items]
Trade payables	25,154,330	5,971,354	27,396,814	6,121,509	38,418,873
Other payables and accrued liabilities	12,810,351	3,041,033	31,816,499	7,109,038	1,266,140
Bank and other borrowings	37,516,252	8,905,935	33,045,385	7,383,619	23,898,060
Lease liabilities	312,000	74,065	312,000	69,713	215,647
Amount due to related parties	3,260,994	774,123	2,292,276	512,183	2,962,824
Financial liabilities	79,053,927	18,766,510	94,862,974	21,196,062	66,761,544
More than 1 year and less than 2 years [Member]
Schedule of Financial Liabilities [Line Items]
Trade payables
Other payables and accrued liabilities
Bank and other borrowings	12,137,677	2,881,347	1,289,377	288,096	525,600
Lease liabilities	338,000	80,238	494,000	110,378
Amount due to related parties
Financial liabilities	12,475,677	2,961,585	1,783,377	398,474	525,600
More than 5 years [Member]
Schedule of Financial Liabilities [Line Items]
Trade payables
Other payables and accrued liabilities
Bank and other borrowings	11,854,745	2,814,183	1,333,672	297,994	591,310
Lease liabilities
Amount due to related parties
Financial liabilities	RM 11,854,745	$ 2,814,183	RM 1,333,672	$ 297,994	RM 591,310